Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, and DWS LifeCompass 2040 Fund (collectively, the “Funds”), each a series of DWS Target Date Series (the “Trust”) (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 34 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2013.  No fees are required in connection with this filing.

The Amendment contains disclosure reflecting certain changes to the Funds’ investment strategy as well as the termination of QS Investors, LLC as a subadvisor to the Funds.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on November 30, 2012 in Post-Effective Amendment No. 32 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           John Marten, Esq., Vedder Price P.C.